Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
21.	FAIR VALUE MEASUREMENTS

The Group applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement. The Group has adopted the ASU 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement on January 1, 2020. It requires public companies to disclose the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group differentiate between those assets and liabilities required to be carried at fair value at every reporting period (“recurring”) and those assets and liabilities that are only required to be adjusted to fair value under certain circumstances (“nonrecurring”).

The key input and assumptions included internal rate of return of 11.2%, weighted average cost of capital of 12.0% and weighted average return of assets of 12.0%.

The following tables present recorded amounts of major financial assets and liabilities measured at Level 3 fair value on a recurring basis as of December 31, 2021:

December 31,
2021
Contingent consideration - current	(1,392)
Contingent consideration – non-current	(389)
Total	(1,781)

The contingent consideration was recognized through the acquisition of HHE. As of the acquisition date, the fair value of the contingent consideration was $1,669 and the change in fair value from the acquisition date to December 31, 2021 was recorded as change in fair value of contingent consideration. As of December 31, 2022, HHE was deconsolidated and the contingent consideration was derecognized.